Fair Value Measurements (Details Guarantees and Credit Risk) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables by product or service [Line Items]
Receivables by product or service	$ 674	$ 688
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Receivables by product or service [Line Items]
Consolidated revenue, major customer, percentage	9.00%	14.00%	17.00%
Customer accounted for ten percent of consolidated revenues	1	1	1
Income tax receivable [Member]
Receivables by product or service [Line Items]
Receivables by product or service	74	68
NGLs, natural gas, and related products and services [Member]
Receivables by product or service [Line Items]
Receivables by product or service	341	411
Transportation of natural gas and related products [Member]
Receivables by product or service [Line Items]
Receivables by product or service	193	170
Other Receivable [Member]
Receivables by product or service [Line Items]
Receivables by product or service	66	39
Wpx Guarantee [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	69
Wiltel Guarantee [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 35	$ 36